                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA                 August 14, 2008
--------------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number                 Name
        28                                   -------------------------------
        [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    75
                                                    ------------------

Form 13F Information Table Value Total:              $422,769
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]

                                                                   FORM 13F INFORMATION TABLE
                                                         VALUE     SHARES/   SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE     SHARED    NONE
------------------------------ -------------- --------- -------- ----------- --- ---- -------  ---------- -------- -------- --------
3M COMPANY                     COM            88579Y101    13525      194355 SH       Sole                   192355            2000
AIG INC.                       COM            026874107     9850      372276 SH       Sole                   367276            5000
ALLEGHENY VY BANCORP COM       COM            017427105      223        4199 SH       Sole                     4199
ALLIANCEBERNSTEIN              COM            01881G106      530        9700 SH       Sole                     9700
ALLSTATE CORP.                 COM            020002101      351        7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM            02209S103     1855       90243 SH       Sole                    90243
AT&T CORP.                     COM            001957109      432       12812 SH       Sole                    12812
BANK OF AMERICA                COM            060505104      479       20060 SH       Sole                    20060
BANK OF NEW YORK MELLON CORP.  COM            064058100      205        5428 SH       Sole                     5428
BERKSHIRE HATHAWAY CL A        COM            084670108      724           6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM            084670207     7932        1977 SH       Sole                     1927              50
BP PLC - SPONS ADR             COM            056622104      548        7876 SH       Sole                     7876
CEDAR FAIR L.P.                COM            150185106     1437       76500 SH       Sole                    76500
CHEVRON CORP                   COM            166764100     4136       41728 SH       Sole                    41728
CISCO SYSTEMS                  COM            17275R102      419       18003 SH       Sole                    18003
CITADEL BROADCASTING           COM            17285T106     2440     2000099 SH       Sole                  2000099
CITIGROUP                      COM            172967101     2108      125803 SH       Sole                   124803            1000
COCA COLA CO                   COM            191216100     7395      142267 SH       Sole                   141267            1000
CONOCOPHILLIPS                 COM            20825C104      261        2762 SH       Sole                     2762
CONSECO INC                    COM            208464883    19162     1931627 SH       Sole                  1916627           15000
DISCOVERY HOLD.                COM            25468Y107    12888      586870 SH       Sole                   582870            4000
EMC CORP./MASS                 COM            268648102      316       21540 SH       Sole                    21540
EXXON MOBIL                    COM            30231G102     1573       17848 SH       Sole                    17848
FEDERATED INVESTORS            COM            314211103      252        7330 SH       Sole                     7330
FORTUNE BRANDS                 COM            349631101    97533     1562773 SH       Sole                  1562773
GENERAL ELECTRIC               COM            369604103    12906      483548 SH       Sole                   476048            7500
GOLDMAN SACHS                  COM            38141G104     1910       10920 SH       Sole                    10920
GREAT LAKES DREDGE & DOCK      COM            390607109     7933     1298300 SH       Sole                  1276300           22000
HARMAN INTL                    COM            413086109    25025      604605 SH       Sole                   600555            4050
IDT CORPORATION                COM            448947309     2725     1603000 SH       Sole                  1603000
J.P. MORGAN CHASE              COM            46625H100     3444      100366 SH       Sole                    97566            2800
JEFFERIES GROUP INC            COM            472319102     4205      250000 SH       Sole                   250000
JK ACQ CORP NEW                COM            47759H304       17      500000 SH       Sole                   500000
JOHNSON & JOHNSON              COM            478160104      477        7409 SH       Sole                     5909            1500
LIBERTY INTERACT.              COM            53071M104     8375      567391 SH       Sole                   555891           11500


                                                                  FORM 13F INFORMATION TABLE
                                                         VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS  CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE     SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ------- --------- --------  -------- --------
MANULIFE FINL CORP.            COM            56501R106      207        5954 SH       Sole                 5954
MARSHALL&ILSLEY                COM            571837103     8484      553395 SH       Sole               547395               6000
MERITOR SAVINGS BANK           COM            590007100     3374      907000 SH       Sole               907000
METAVANTE TECH.                COM            591407101     2367      104643 SH       Sole               103477               1166
MICROSOFT CORP                 COM            594918104      625       22720 SH       Sole                21720               1000
NORWOOD RES.                   COM            669958100       13       10000 SH       Sole                10000
ORGANIC TO GO FOOD CORP.       COM            68618K106      541      500587 SH       Sole               500587
PAR PHARM.                     COM            69888P106      487       30000 SH       Sole                30000
PFIZER INC                     COM            717081103     9055      518344 SH       Sole               512344               6000
PHILIP MORRIS INTl.            COM            718172109     4868       98560 SH       Sole                95260               3300
PINNACLE WEST                  COM            723484101     2123       69000 SH       Sole                69000
PNC BANK CORP.                 COM            693475105      361        6316 SH       Sole                 6316
POLYMER GROUP INC              COM            731745204     1208       92916 SH       Sole                92916
PRIMEDIA INC                   COM            74157K846     4399      944000 SH       Sole               944000
PROCTER & GAMBLE               COM            742718109      267        4383 SH       Sole                 4383
QUALCOMM INC.                  COM            747525103      201        4541 SH       Sole                 4541
ROYAL DUTCH SHELL              COM            780259206     2233       27325 SH       Sole                27325
TRANSOCEAN INC.                COM            2821287       6170       40489 SH       Sole                40489
TREEHOUSE FOODS                COM            89469A104     6065      250000 SH       Sole               250000
TYCO ELECTRONICS               COM            G9144P105     4477      125000 SH       Sole               125000
TYCO INTL.                     COM            G9143X208    16718      417534 SH       Sole               411334               6200
UNICA CORP                     COM            904583101     4824      600000 SH       Sole               600000
UNITED BANKSHARES              COM            909907107     1240       54028 SH       Sole                54028
VERIZON COMM.                  COM            92343V104      350        9894 SH       Sole                 9894
WELLS FARGO CO.                COM            949746101      316       13310 SH       Sole                 7310               6000
WYNDHAM WORLDWIDE              COM            98310W108     2202      122940 SH       Sole               122940
ZIMMER HOLDINGS                COM            98956P102      946       13900 SH       Sole                12700               1200
SPDR-HEALTHCARE                MUTUAL         81369Y209     6526   213400.00 SH       Sole            213400.00
SPDR-TECHNOLOGY                MUTUAL         81369y803     1145    50000.00 SH       Sole             50000.00
SPDR-UTILITIES                 MUTUAL         81369Y886      956    23500.00 SH       Sole             23500.00
iSHARES DIVIDEND               MUTUAL         464287168     1406    28550.00 SH       Sole             28550.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL         464287614    46607   843710.00 SH       Sole            843710.00
ISHARES EAFE GROWTH INDEX      COM            464288885      618     8750.00 SH       Sole              8750.00
SPDR GOLD TRUST                COM            78463V107     8391    91800.00 SH       Sole             91800.00
iSHARES LEHMAN 1-3 YR CREDIT   BOND           464288646     1221  12000.0000 SH       Sole           12000.0000
iSHARES LEHMAN AGGREGATE INDEX BOND           464287226    10873 108300.0000 SH       Sole          108300.0000
iSHARES T.I.P.S.               BOND           464287176     4478  41523.6350 SH       Sole           41523.6350
BLACKROCK MUNIYIELD FLA        TAX-FREE       09254r104      181       15000 SH       Sole                15000
NUVEEN PA.PREM. INCOME         TAX-FREE       67061F101     1171       98167 SH       Sole                98167
VAN KAMPEN PA. VALUE           TAX-FREE       92112T108     1505      117839 SH       Sole               117839